INVESTMENTS (Details) (USD $)	1 Months Ended	12 Months Ended		0 Months Ended
	Jul. 31, 2014	Oct. 31, 2014	Oct. 31, 2013	Aug. 29, 2014	Jan. 31, 2015	Nov. 30, 2007
INVESTMENTS (Details) [Line Items]
Certificates of Deposit, at Carrying Value		$ 2,500,000	$ 0		$ 2,650,000
Sale of Stock, Number of Shares Issued in Transaction (in Shares)	16,000,000	16,000,000
Additional Paid in Capital		146,232,373	134,750,048		146,727,952
ZQX [Member]
INVESTMENTS (Details) [Line Items]
Equity Method Investment, Ownership Percentage		19.50%
Additional Paid in Capital			48,000
Proceeds from Sale of Equity Method Investments			24,000
Investment In Videocon [Member]
INVESTMENTS (Details) [Line Items]
Available-for-sale Securities		12,065,000				16,200,000
Available-for-sale Equity Securities, Amortized Cost Basis			5,382,000
Available-for-sale Debt Securities, Gross Unrealized Loss			1,185,000
Available-for-sale Securities, Amortized Cost Basis			4,197,000
Sale of Stock, Number of Shares Issued in Transaction (in Shares)				20,000,000
Equity Method Investment, Other than Temporary Impairment				63,000
Impaired Assets to be Disposed of by Method Other than Sale, Carrying Value of Asset				$ 4,135,000